Business Combinations - Additional information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Goodwill		₩ 2,075,009	₩ 2,072,493	₩ 2,075,009
Studio Dolphin Co Ltd [Member] | D R E A M U S C O M P A N Y [Member]
Disclosure of detailed information about business combination [line items]
Number of shares			10,000
Ownership percentage			100.00%
Revenue of acquiree since acquisition date			₩ 245
Profit (loss) of acquiree since acquisition date			304
Consideration transferred in cash			1,500
Goodwill			₩ 1,465
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares			168,012
Ownership percentage			100.00%
Revenue of acquiree since acquisition date			₩ 20,488
Profit (loss) of acquiree since acquisition date			1,632
Consideration transferred in cash			55,598
Goodwill			69,516
Business combination aggregate consideration transferred			79,000
Buisness combination equity interests of acquirer transferred			₩ 23,402
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member] | Tranche One [Member]
Disclosure of detailed information about business combination [line items]
Number of shares			118,242
Ownership percentage			70.40%
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member] | Tranche Two [Member]
Disclosure of detailed information about business combination [line items]
Number of shares			267,700
Ownership percentage			29.60%
Business combination issued capital, ordinary shares			₩ 23,402
Buisness combination equity interests of acquirer transferred			49,770
Rockmedia Co Ltd [Member] | One Store Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date			10,915
Consideration transferred in cash			₩ 40,000
Good Service Co Ltd [Member] | Tmap Mobility Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares			2,000
Ownership percentage			100.00%
Revenue of acquiree since acquisition date			₩ 1,063
Profit (loss) of acquiree since acquisition date			621
Consideration transferred in cash			10,000
Goodwill			₩ 4,844
SK m&service Co., Ltd [member] | PS&Marketing Corporation
Disclosure of detailed information about business combination [line items]
Number of shares		3,099,112
Ownership percentage		100.00%
Revenue of acquiree since acquisition date	₩ 250,108	₩ 211,081
Profit (loss) of acquiree since acquisition date	₩ 4,695	4,157
Consideration transferred in cash		₩ 72,859
Rokmedia Co Ltd [Member] | One Store Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Number of shares			60,000
Ownership percentage			100.00%
Profit (loss) of acquiree since acquisition date			₩ 1,066
Consideration transferred in cash			40,000
Goodwill			₩ 33,641